IPO	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Alpha Healthcare Acquisition Corp. III [Member]
Initial Public Offering [Line Items]
IPO
Note 3 — IPO
On July 29, 2021, the Company sold 15,000,000 Public Units at $10.00 per Public Unit, generating gross proceeds of $150.0 million. Each Public Unit consists of one share of Class A common stock and one-fourth
of one redeemable warrant. Only whole warrants are exercisable. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share.
Simultaneously with the closing of the IPO, the Company consummated the sale of 455,000 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement to the Sponsor, generating gross proceeds of $4,550,000, which is described further in Note 4.
On August 3, 2021, the Underwriters exercised their option to purchase 444,103 additional Public Units for the total amount of $4,441,030, received on August 6, 2021. Resulting from the partial over-allotment exercise, the Company also issued 8,882 Private Placement Units, generating additional $88,820 in gross proceeds.

Note 3 — IPO
On July 29, 2021, the Company sold 15,000,000 Public Units at $10.00 per Public Unit, generating gross proceeds of $150.0 million. Each Public Unit consists of one share of Class A common stock and one-fourth
of one redeemable warrant. Only whole warrants are exercisable. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share.

Simultaneously with the closing of the IPO, the Company consummated the sale of 455,000 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement to the Sponsor, generating gross proceeds of $4,550,000, which is described further in Note 4.
On August 3, 2021, the Underwriters exercised their option to purchase 444,103 additional Public Units for the total amount of $4,441,030, received on August 6, 2021. Resulting from the partial over-allotment exercise, the Company also issued 8,882 Private Placement Units, generating additional $88,820 in gross proceeds.